NOTE 8 - STOCKHOLDERS' EQUITY (Details Narrative) (Quarterly Report [Member], USD $)	1 Months Ended	6 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2012	Feb. 13, 2012
Quarterly Report [Member]
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Convertible Preferred Stock, Shares Issued Upon Conversion	5,000,000	2,500,000
Conversion of Stock, Shares Converted	500,000
Preferred Stock, Shares Outstanding	750,000	250,000	250,000
Common Stock, Par Value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000	50,000,000
Shares Issued Upon Conversion		10